Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2021 USD-Per-Sq-Meter
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	7,047
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	7,952
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,800
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,800
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,850
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	2,000
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	407
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	489
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	550
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	800
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,069
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,393
Others | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	204
Others | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	244
Others | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	302